Long term debt - Credit Facility Narrative (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2019 CAD ($)	Nov. 30, 2018 CAD ($)	Dec. 31, 2019 CAD ($) convenant	Dec. 31, 2018 CAD ($)
Mortgages | BDC
Line of Credit Facility [Line Items]
Conversion interest rate		4.80%
Debt instrument, term	25 years	25 years
Face amount of long term debt	$ 2,225,000	$ 19,900,000.0
Financing obligations
Line of Credit Facility [Line Items]
Debt instrument related obligations			$ 17,524
Minimum
Line of Credit Facility [Line Items]
Derivative, fixed interest rate				2.48%
Minimum | Mortgages | BDC
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage			1.50%
Minimum | Financing obligations
Line of Credit Facility [Line Items]
Conversion interest rate			3.20%
Maximum
Line of Credit Facility [Line Items]
Derivative, fixed interest rate				7.51%
Maximum | Mortgages | BDC
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage			4.55%
Maximum | Financing obligations
Line of Credit Facility [Line Items]
Conversion interest rate			3.34%
Credit facility | Revolver | Credit facilities
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility			$ 300,000,000.0
Additional borrowing limit			50,000,000.0
Capital lease borrowing limit			150,000,000.0
Other outstanding debt limit			20,000,000.0
Amount outstanding during period			900,000	$ 900,000
Unused borrowing availability under the revolving facility			$ 109,100,000	$ 107,100,000
Number of financial covenants | convenant			2
Senior leverage ratio, step-up			0.50
Fixed charge ratio			1.15
Credit facility | Revolver | Minimum | Credit facilities
Line of Credit Facility [Line Items]
Standby fees percentage			0.35%
Credit facility | Revolver | Maximum | Credit facilities
Line of Credit Facility [Line Items]
Standby fees percentage			0.70%
Credit facility | Letter of credit | Credit facilities
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility			$ 25,000,000.0
Debt covenant period, tranche two | Credit facility | Revolver | Credit facilities
Line of Credit Facility [Line Items]
Senior leverage ratio			3.0